Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Additional paid-in Capital	Shares to be issued	Statutory reserves	Retained Earnings/ (Accumulated deficits)	Accumulated other comprehensive loss	Non-controlling interest	Warrants reserves	Total
Balances at Mar. 31, 2019	$ 1,142	$ 8,929,968		$ 589,659	$ 663,695	$ (377,581)	$ (489,765)		$ 9,317,118
Balances (in Shares) at Mar. 31, 2019	11,421,393
Net loss					(1,419,299)		(67,207)		(1,486,506)
Capital contributions by owners		13,097					9,195		22,292
Cumulative translation adjustment						(482,466)			(482,466)
Balances at Mar. 31, 2020	$ 1,142	8,943,065		589,659	(755,604)	(860,047)	(547,777)		7,370,438
Balances (in Shares) at Mar. 31, 2020	11,421,393
Net loss									(5,210,719)
Cumulative translation adjustment						292,714			292,714
Balances at Mar. 31, 2021	$ 1,326	14,845,829	195,600	589,659	(5,902,414)	(567,333)	(611,686)		8,550,981
Balances (in Shares) at Mar. 31, 2021	13,263,066
Conversion of convertible debenture into ordinary shares	$ 184	5,902,764	195,600						6,098,548
Conversion of convertible debenture into ordinary shares (in Shares)	1,841,673
Net loss					(14,439,639)		11,606		(14,428,033)
Issue share purchase warrants								6,063,086	6,063,086
Cumulative translation adjustment						602,104			602,104
Balances at Mar. 31, 2022	$ 2,360	26,483,470		589,659	(20,382,304)	34,771	1,410,630	6,063,086	14,201,672
Balances (in Shares) at Mar. 31, 2022	23,598,371
Share purchase warrants expense					(5,146,810)		(63,909)		(5,210,719)
Conversion of convertible debenture into ordinary shares	$ 516	7,626,578	(195,600)						7,431,494
Conversion of convertible debenture into ordinary shares (in Shares)	5,155,305
Ordinary shares issued under employee plans	$ 108								108
Ordinary shares issued under employee plans (in Shares)	1,080,000
Shares issued on private placement	$ 410	4,011,063							4,011,473
Shares issued on private placement (in Shares)	4,100,000
Contribution from non-controlling shareholder in a subsidiary							1,960,000		1,960,000
Appropriations of retained earnings							10,459		$ 10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary					$ (40,251)		$ 40,251